Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	June 30, 2026	none

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
Third edition of the IFRS for SMEs	The third edition of the standard includes the following major amendments:
amended section 2 Concepts and Pervasive Principles
amended section 9 Consolidated and Separate Financial Statements amended section 11 Basic Financial Instruments and section 12 Other Financial Instrument Issues (combined into one section)
new Section 12 Fair Value Measurement
amended section 19 Business Combinations and Goodwill
	amended section 23 Revenue	January 1, 2027	none
IFRS 19	The amendments cover new or amended IFRS Accounting Standards issued between 28 February 2021 and 1 May 2024 that were not considered when IFRS 19 Subsidiaries without Public Accountability: Disclosures was first issued.	January 1, 2027	none
IAS 21	The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.	January 1, 2027	none
IAS 28	The amendments provide clarity about which entities are eligible to measure investments using the fair value option in IAS 28.	January 1, 2027	none
IFRS 20	IFRS 20 requires an entity that is subject to a regulatory agreement to provide information about its regulatory assets, regulatory liabilities, regulatory income and regulatory expense.	January 1, 2029	none